Annual Total Returns[BarChart] - Federated Hermes Intermediate Corporate Bond Fund - IS	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	3.13%	9.64%	1.20%	4.30%	(0.07%)	3.91%	4.31%	(0.49%)	9.70%	7.55%